Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Changes in Accounting Policies
Changes in Accounting Policies
During the six-month period ended June 30, 2017, we adopted ASU 2015-11, Simplifying the Measurement of Inventory and ASU No 2016-09, Stock Compensation. The adoption of these ASU's had no impact on our unaudited interim condensed consolidated financial statements.